Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	INVESTMENT MANAGERS SERIES TRUST II
Entity Central Index Key	0001587982
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000152358 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Merger Arbitrage Fund
Class Name	Class A
Trading Symbol	VARAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Merger Arbitrage Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsttrustcapital.com/fund-literature/. You can also request this information by contacting us at (877) 779-1999.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(877) 779-1999
Additional Information Website	https://www.firsttrustcapital.com/fund-literature/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Merger Arbitrage Fund (Class A/VARAX)	$215	2.09%

Expenses Paid, Amount	$ 215
Expense Ratio, Percent	2.09%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
Over the past year, managing a merger arbitrage strategy has been complex due to an evolving opportunity set and increased regulatory challenges, especially across the technology, healthcare, and energy sectors. High-profile acquisitions in technology and healthcare faced regulatory scrutiny, while energy deals, notably by Exxon and Chevron, thrived amid the green energy shift. However, the current Federal Trade Commission regime has made the management of the strategy more difficult, as their influence has contributed to increased deal breaks and lower closure probabilities. Top contributors for the year included moves by Exxon and Chevron, acquiring Pioneer Natural Resources and Hess Corporation, respectively. The Fund’s top detractors for the year were Kimco Realty, acquiring RPT Reality, and Holly Energy Partners, acquired by HF Sinclair Corporation. Notable mega-deals announced throughout the year were Cisco’s acquisition of Splunk for $28 billion and Johnson & Johnson’s acquisition of Shockwave Medical for $13 billion. Private equity firms remained active in M&A, participating in a third of all deals, supported by substantial capital. With the Fed signaling stability in rates, corporate confidence for strategic acquisitions has improved. The First Trust Merger Arbitrage Fund has maintained its resilience through diligent research and risk management, avoiding all of the over 20 deal breaks in the past year. We remain committed to finding high-conviction opportunities for non-correlated returns.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
First Trust Merger Arbitrage Fund (Class A/VARAX)	-0.64%	2.60%	2.88%
First Trust Merger Arbitrage Fund (Class A/VARAX) - excluding sales load	5.40%	3.82%	3.50%
S&P 500 Index	36.35%	15.98%	13.38%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 18, 2024
Net Assets	$ 1,519,020,513
Holdings Count | Holding	122
Advisory Fees Paid, Amount	$ 21,185,882
Investment Company Portfolio Turnover	403.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,519,020,513
Total number of portfolio holdings	122
Total advisory fees paid (net)	$21,185,882
Portfolio turnover rate as of the end of the reporting period	403%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
Avangrid, Inc.	5.9%
Marathon Oil Corp.	5.1%
Squarespace, Inc. - Class A	4.3%
Stericycle, Inc.	4.3%
Smartsheet, Inc. - Class A	4.0%
HashiCorp, Inc. - Class A	3.1%
Ares Acquisition Corp. II - Class A	2.9%
Kellanova	2.9%
Nuvei Corp.	2.2%
Envestnet, Inc.	2.1%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Avangrid, Inc.	5.9%
Marathon Oil Corp.	5.1%
Squarespace, Inc. - Class A	4.3%
Stericycle, Inc.	4.3%
Smartsheet, Inc. - Class A	4.0%
HashiCorp, Inc. - Class A	3.1%
Ares Acquisition Corp. II - Class A	2.9%
Kellanova	2.9%
Nuvei Corp.	2.2%
Envestnet, Inc.	2.1%

Material Fund Change [Text Block]
Material Fund Changes
Effective November 18, 2024, the Fund has lowered the maximum sales charge for Class A shares from 5.75% to 4.50% and revised the sales charge and dealer reallowance schedules with respect to Class A Shares of the Fund, which vary by the amount invested. In connection with these revisions, no sales charge is applied to investments in Class A Shares of $250,000 or more (previously, $1 million or more); however, to the extent a finder’s fee was paid, a contingent deferred sales charge will be imposed on certain redemptions of such shares within 12 months of the date of purchase. In addition, the amount of such contingent deferred sales charge is lowered from 1.00% to 0.50%.
Effective November 18, 2024, the redemption fee for the Fund was removed.
Effective November 18, 2024, the minimum initial investment for the Fund’s Class A shares was increased from $1,000 to $5,000.
This is a summary of certain planned changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus at https://www.firsttrustcapital.com/fund-literature/ or upon request at (877) 779-1999.

Material Fund Change Expenses [Text Block]
Effective November 18, 2024, the Fund has lowered the maximum sales charge for Class A shares from 5.75% to 4.50% and revised the sales charge and dealer reallowance schedules with respect to Class A Shares of the Fund, which vary by the amount invested. In connection with these revisions, no sales charge is applied to investments in Class A Shares of $250,000 or more (previously, $1 million or more); however, to the extent a finder’s fee was paid, a contingent deferred sales charge will be imposed on certain redemptions of such shares within 12 months of the date of purchase. In addition, the amount of such contingent deferred sales charge is lowered from 1.00% to 0.50%.
Effective November 18, 2024, the redemption fee for the Fund was removed.
Effective November 18, 2024, the minimum initial investment for the Fund’s Class A shares was increased from $1,000 to $5,000.

Summary of Change Legend [Text Block]
This is a summary of certain planned changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus at https://www.firsttrustcapital.com/fund-literature/ or upon request at (877) 779-1999.

Updated Prospectus Phone Number	(877) 779-1999
Updated Prospectus Web Address	https://www.firsttrustcapital.com/fund-literature/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000152359 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Merger Arbitrage Fund
Class Name	Class I
Trading Symbol	VARBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Merger Arbitrage Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsttrustcapital.com/fund-literature/. You can also request this information by contacting us at (877) 779-1999.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(877) 779-1999
Additional Information Website	https://www.firsttrustcapital.com/fund-literature/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Merger Arbitrage Fund (Class I/VARBX)	$184	1.79%

Expenses Paid, Amount	$ 184
Expense Ratio, Percent	1.79%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
Over the past year, managing a merger arbitrage strategy has been complex due to an evolving opportunity set and increased regulatory challenges, especially across the technology, healthcare, and energy sectors. High-profile acquisitions in technology and healthcare faced regulatory scrutiny, while energy deals, notably by Exxon and Chevron, thrived amid the green energy shift. However, the current Federal Trade Commission regime has made the management of the strategy more difficult, as their influence has contributed to increased deal breaks and lower closure probabilities. Top contributors for the year included moves by Exxon and Chevron, acquiring Pioneer Natural Resources and Hess Corporation, respectively. The Fund’s top detractors for the year were Kimco Realty, acquiring RPT Reality, and Holly Energy Partners, acquired by HF Sinclair Corporation. Notable mega-deals announced throughout the year were Cisco’s acquisition of Splunk for $28 billion and Johnson & Johnson’s acquisition of Shockwave Medical for $13 billion. Private equity firms remained active in M&A, participating in a third of all deals, supported by substantial capital. With the Fed signaling stability in rates, corporate confidence for strategic acquisitions has improved. The First Trust Merger Arbitrage Fund has maintained its resilience through diligent research and risk management, avoiding all of the over 20 deal breaks in the past year. We remain committed to finding high-conviction opportunities for non-correlated returns.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $500,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $500,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
First Trust Merger Arbitrage Fund (Class I/VARBX)	5.70%	4.14%	3.82%
S&P 500 Index	36.35%	15.98%	13.38%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 18, 2024
Net Assets	$ 1,519,020,513
Holdings Count | Holding	122
Advisory Fees Paid, Amount	$ 21,185,882
Investment Company Portfolio Turnover	403.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,519,020,513
Total number of portfolio holdings	122
Total advisory fees paid (net)	$21,185,882
Portfolio turnover rate as of the end of the reporting period	403%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
Avangrid, Inc.	5.9%
Marathon Oil Corp.	5.1%
Squarespace, Inc. - Class A	4.3%
Stericycle, Inc.	4.3%
Smartsheet, Inc. - Class A	4.0%
HashiCorp, Inc. - Class A	3.1%
Ares Acquisition Corp. II - Class A	2.9%
Kellanova	2.9%
Nuvei Corp.	2.2%
Envestnet, Inc.	2.1%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Avangrid, Inc.	5.9%
Marathon Oil Corp.	5.1%
Squarespace, Inc. - Class A	4.3%
Stericycle, Inc.	4.3%
Smartsheet, Inc. - Class A	4.0%
HashiCorp, Inc. - Class A	3.1%
Ares Acquisition Corp. II - Class A	2.9%
Kellanova	2.9%
Nuvei Corp.	2.2%
Envestnet, Inc.	2.1%

Material Fund Change [Text Block]
Material Fund Changes
Effective November 18, 2024, the redemption fee for the Fund was removed.
Effective November 18, 2024, the minimum initial investment for the Fund’s Class I shares was lowered from $500,000 to $100,000.
This is a summary of certain planned changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus at https://www.firsttrustcapital.com/fund-literature/ or upon request at (877) 779-1999.

Material Fund Change Expenses [Text Block]
Effective November 18, 2024, the redemption fee for the Fund was removed.
Effective November 18, 2024, the minimum initial investment for the Fund’s Class I shares was lowered from $500,000 to $100,000.

Summary of Change Legend [Text Block]
This is a summary of certain planned changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus at https://www.firsttrustcapital.com/fund-literature/ or upon request at (877) 779-1999.

Updated Prospectus Phone Number	(877) 779-1999
Updated Prospectus Web Address	https://www.firsttrustcapital.com/fund-literature/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000248222 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Merger Arbitrage Fund
Class Name	Class C
Trading Symbol	VARCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Merger Arbitrage Fund (“Fund”) for the period of January 31, 2024 (commencement of operations) to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsttrustcapital.com/fund-literature/. You can also request this information by contacting us at (877) 779-1999.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(877) 779-1999
Additional Information Website	https://www.firsttrustcapital.com/fund-literature/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Merger Arbitrage Fund (Class C/VARCX)[1]	$187	2.76%
1	The Class C commenced operations on January 31, 2024. If the Class C had been operational for the entire annual period of October 1, 2023 to September 30, 2024, expenses would have been higher.

Expenses Paid, Amount	$ 187	[1]
Expense Ratio, Percent	2.76%	[1]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
Over the past year, managing a merger arbitrage strategy has been complex due to an evolving opportunity set and increased regulatory challenges, especially across the technology, healthcare, and energy sectors. High-profile acquisitions in technology and healthcare faced regulatory scrutiny, while energy deals, notably by Exxon and Chevron, thrived amid the green energy shift. However, the current Federal Trade Commission regime has made the management of the strategy more difficult, as their influence has contributed to increased deal breaks and lower closure probabilities. Top contributors for the year included moves by Exxon and Chevron, acquiring Pioneer Natural Resources and Hess Corporation, respectively. The Fund’s top detractors for the year were Kimco Realty, acquiring RPT Reality, and Holly Energy Partners, acquired by HF Sinclair Corporation. Notable mega-deals announced throughout the year were Cisco’s acquisition of Splunk for $28 billion and Johnson & Johnson’s acquisition of Shockwave Medical for $13 billion. Private equity firms remained active in M&A, participating in a third of all deals, supported by substantial capital. With the Fed signaling stability in rates, corporate confidence for strategic acquisitions has improved. The First Trust Merger Arbitrage Fund has maintained its resilience through diligent research and risk management, avoiding all of the over 20 deal breaks in the past year. We remain committed to finding high-conviction opportunities for non-correlated returns.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
First Trust Merger Arbitrage Fund (Class C/VARCX)[1]	3.56%	3.03%	2.71%
First Trust Merger Arbitrage Fund (Class C/VARCX) - excluding sales load[1]	4.56%	3.03%	2.71%
S&P 500 Index	36.35%	15.98%	13.38%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
1
Class C shares commenced operations on January 31, 2024.  The performance figures for Class C shares include the performance for the Class I shares for the periods prior to the inception date of Class C shares, adjusted for the difference in Class C shares and Class I shares expenses. Class C shares impose higher expenses than Class I shares.

Performance Inception Date	Jan. 31, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 18, 2024
Net Assets	$ 1,519,020,513
Holdings Count | Holding	122
Advisory Fees Paid, Amount	$ 21,185,882
Investment Company Portfolio Turnover	403.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,519,020,513
Total number of portfolio holdings	122
Total advisory fees paid (net)	$21,185,882
Portfolio turnover rate as of the end of the reporting period	403%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
Avangrid, Inc.	5.9%
Marathon Oil Corp.	5.1%
Squarespace, Inc. - Class A	4.3%
Stericycle, Inc.	4.3%
Smartsheet, Inc. - Class A	4.0%
HashiCorp, Inc. - Class A	3.1%
Ares Acquisition Corp. II - Class A	2.9%
Kellanova	2.9%
Nuvei Corp.	2.2%
Envestnet, Inc.	2.1%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Avangrid, Inc.	5.9%
Marathon Oil Corp.	5.1%
Squarespace, Inc. - Class A	4.3%
Stericycle, Inc.	4.3%
Smartsheet, Inc. - Class A	4.0%
HashiCorp, Inc. - Class A	3.1%
Ares Acquisition Corp. II - Class A	2.9%
Kellanova	2.9%
Nuvei Corp.	2.2%
Envestnet, Inc.	2.1%

Material Fund Change [Text Block]
Material Fund Changes
Effective November 18, 2024, the redemption fee for the Fund was removed.
Effective November 18, 2024, the Fund’s Class C shares will convert automatically to Class A shares of the Fund on a monthly basis in the month of the 7-year anniversary (or the following month if the 7-year anniversary is after the last business day of the month) of the Class C shares’ purchase date.
This is a summary of certain planned changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus at https://www.firsttrustcapital.com/fund-literature/ or upon request at (877) 779-1999.

Material Fund Change Expenses [Text Block]	Effective November 18, 2024, the redemption fee for the Fund was removed.
Summary of Change Legend [Text Block]
This is a summary of certain planned changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus at https://www.firsttrustcapital.com/fund-literature/ or upon request at (877) 779-1999.

Updated Prospectus Phone Number	(877) 779-1999
Updated Prospectus Web Address	https://www.firsttrustcapital.com/fund-literature/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000174208 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Multi-Strategy Fund
Class Name	Class A
Trading Symbol	FTMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Multi-Strategy Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsttrustcapital.com/fund-literature/. You can also request this information by contacting us at (877) 779-1999.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(877) 779-1999
Additional Information Website	https://www.firsttrustcapital.com/fund-literature/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Multi-Strategy Fund (Class A/FTMAX)	$199	1.90%

Expenses Paid, Amount	$ 199
Expense Ratio, Percent	1.90%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The First Trust Multi-Strategy Fund (the “Multi-Strategy Fund”) focuses on maintaining an alternative return profile with minimal correlation to stock and bond markets while targeting a 6.00% annual distribution yield. To achieve these goals, the Multi-Strategy Fund employs three core strategies: merger arbitrage, option writing, and structured debt. The merger arbitrage strategy contributed a 2.54% return despite regulatory challenges, benefiting from careful deal selection with a median ‘deal spread’ yield of 8.5% and a 63-day average position duration. The option writing strategy returned 3.48%, profiting from favorable volatility conditions and rising equity prices. The VIX curve coming into the year led to a lower volatility risk premium (VRP) than historically expected for the strategy, leading to a smaller upside capture relative the equity markets. Structured debt yielded a 4.67% return, with a high-quality, short-duration credit portfolio primarily in BBB and BB CLO tranches, which currently yields an average 10.0% coupon. There were no material detracting strategies during the period as all three achieved positive returns. Each strategy not only met the Fund’s return objectives, but also contributed to its diversification, supporting the Fund’s overall strategic goal.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
First Trust Multi-Strategy Fund (Class A/FTMAX)	4.46%	2.97%	3.40%
First Trust Multi-Strategy Fund (Class A/FTMAX) - excluding sales load	9.38%	4.04%	3.94%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
Blended Benchmark Index (50% S&P 500 Index/50% Bloomberg U.S. Aggregate Bond Index)[1]	23.48%	8.22%	7.74%
ICE BofA Merrill Lynch 3-Month US Treasury Bill Index[1]	5.49%	2.33%	1.66%
1
Effective July 1, 2024, the Fund replaced the ICE BofA Merrill Lynch 3 Month US Treasury Bill Index as the Fund’s primary performance benchmark with the Bloomberg U.S. Aggregate Bond Index in order to satisfy a change in regulatory requirements. The Fund also introduced a new secondary performance benchmark, the 50% S&P 500 Index/50% Bloomberg U.S. Aggregate Bond Index. First Trust Capital Management L.P., the Fund’s Advisor, believes the 50% S&P 500 Index/50% Bloomberg U.S. Aggregate Bond Index is an appropriate benchmark for the strategy employed by the Fund, provides similar information to the prior benchmark index, and delivers better value to shareholders.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 1, 2024, the Fund replaced the ICE BofA Merrill Lynch 3 Month US Treasury Bill Index as the Fund’s primary performance benchmark with the Bloomberg U.S. Aggregate Bond Index in order to satisfy a change in regulatory requirements. The Fund also introduced a new secondary performance benchmark, the 50% S&P 500 Index/50% Bloomberg U.S. Aggregate Bond Index. First Trust Capital Management L.P., the Fund’s Advisor, believes the 50% S&P 500 Index/50% Bloomberg U.S. Aggregate Bond Index is an appropriate benchmark for the strategy employed by the Fund, provides similar information to the prior benchmark index, and delivers better value to shareholders.
Material Change Date	Mar. 08, 2024
Net Assets	$ 530,545,045
Holdings Count | Holding	285
Advisory Fees Paid, Amount	$ 3,774,534
Investment Company Portfolio Turnover	215.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$530,545,045
Total number of portfolio holdings	285
Total advisory fees paid (net)	$3,774,534
Portfolio turnover rate as of the end of the reporting period	215%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
S&P 500 Index Options, Exercise Price: $5,000.00, Expiration Date: 12/31/24	23.7%
S&P 500 Index Options, Exercise Price: $6,000.00, Expiration Date: 12/31/24	7.2%
Avangrid, Inc.	1.9%
Marathon Oil Corp.	1.6%
Squarespace, Inc. - Class A	1.4%
Stericycle, Inc.	1.4%
Smartsheet, Inc. - Class A	1.3%
Kellanova	1.0%
HashiCorp, Inc. - Class A	1.0%
Nuvei Corp.	0.7%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
S&P 500 Index Options, Exercise Price: $5,000.00, Expiration Date: 12/31/24	23.7%
S&P 500 Index Options, Exercise Price: $6,000.00, Expiration Date: 12/31/24	7.2%
Avangrid, Inc.	1.9%
Marathon Oil Corp.	1.6%
Squarespace, Inc. - Class A	1.4%
Stericycle, Inc.	1.4%
Smartsheet, Inc. - Class A	1.3%
Kellanova	1.0%
HashiCorp, Inc. - Class A	1.0%
Nuvei Corp.	0.7%

Material Fund Change [Text Block]
Material Fund Changes
Effective March 8, 2024, Vest Financial, LLC replaced Glenmede Investment Management, LP as Sub-Advisor to the Fund.
This is a summary of certain planned changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus at https://www.firsttrustcapital.com/fund-literature/ or upon request at (877) 779-1999.

Material Fund Change Adviser [Text Block]	Effective March 8, 2024, Vest Financial, LLC replaced Glenmede Investment Management, LP as Sub-Advisor to the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain planned changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus at https://www.firsttrustcapital.com/fund-literature/ or upon request at (877) 779-1999.

Updated Prospectus Phone Number	(877) 779-1999
Updated Prospectus Web Address	https://www.firsttrustcapital.com/fund-literature/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000174209 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Multi-Strategy Fund
Class Name	Class I
Trading Symbol	FTMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Multi-Strategy Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsttrustcapital.com/fund-literature/. You can also request this information by contacting us at (877) 779-1999.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(877) 779-1999
Additional Information Website	https://www.firsttrustcapital.com/fund-literature/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Multi-Strategy Fund (Class I/FTMIX)	$169	1.61%

Expenses Paid, Amount	$ 169
Expense Ratio, Percent	1.61%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The First Trust Multi-Strategy Fund (the “Multi-Strategy Fund”) focuses on maintaining an alternative return profile with minimal correlation to stock and bond markets while targeting a 6.00% annual distribution yield. To achieve these goals, the Multi-Strategy Fund employs three core strategies: merger arbitrage, option writing, and structured debt. The merger arbitrage strategy contributed a 2.54% return despite regulatory challenges, benefiting from careful deal selection with a median ‘deal spread’ yield of 8.5% and a 63-day average position duration. The option writing strategy returned 3.48%, profiting from favorable volatility conditions and rising equity prices. The VIX curve coming into the year led to a lower volatility risk premium (VRP) than historically expected for the strategy, leading to a smaller upside capture relative the equity markets. Structured debt yielded a 4.67% return, with a high-quality, short-duration credit portfolio primarily in BBB and BB CLO tranches, which currently yields an average 10.0% coupon. There were no material detracting strategies during the period as all three achieved positive returns. Each strategy not only met the Fund’s return objectives, but also contributed to its diversification, supporting the Fund’s overall strategic goal.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $100,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
First Trust Multi-Strategy Fund (Class I/FTMIX)	9.69%	4.33%	4.25%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
Blended Benchmark Index (50% S&P 500 Index/50% Bloomberg U.S. Aggregate Bond Index)[1]	23.48%	8.22%	7.74%
ICE BofA Merrill Lynch 3-Month US Treasury Bill Index[1]	5.49%	2.33%	1.66%
[1]
Effective July 1, 2024, the Fund replaced the ICE BofA Merrill Lynch 3 Month US Treasury Bill Index as the Fund’s primary performance benchmark with the Bloomberg U.S. Aggregate Bond Index in order to satisfy a change in regulatory requirements. The Fund also introduced a new secondary performance benchmark, the 50% S&P 500 Index/50% Bloomberg U.S. Aggregate Bond Index. First Trust Capital Management L.P., the Fund’s Advisor, believes the 50% S&P 500 Index/50% Bloomberg U.S. Aggregate Bond Index is an appropriate benchmark for the strategy employed by the Fund, provides similar information to the prior benchmark index, and delivers better value to shareholders.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 1, 2024, the Fund replaced the ICE BofA Merrill Lynch 3 Month US Treasury Bill Index as the Fund’s primary performance benchmark with the Bloomberg U.S. Aggregate Bond Index in order to satisfy a change in regulatory requirements. The Fund also introduced a new secondary performance benchmark, the 50% S&P 500 Index/50% Bloomberg U.S. Aggregate Bond Index. First Trust Capital Management L.P., the Fund’s Advisor, believes the 50% S&P 500 Index/50% Bloomberg U.S. Aggregate Bond Index is an appropriate benchmark for the strategy employed by the Fund, provides similar information to the prior benchmark index, and delivers better value to shareholders.
Material Change Date	Mar. 08, 2024
Net Assets	$ 530,545,045
Holdings Count | Holding	285
Advisory Fees Paid, Amount	$ 3,774,534
Investment Company Portfolio Turnover	215.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$530,545,045
Total number of portfolio holdings	285
Total advisory fees paid (net)	$3,774,534
Portfolio turnover rate as of the end of the reporting period	215%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
S&P 500 Index Options, Exercise Price: $5,000.00, Expiration Date: 12/31/24	23.7%
S&P 500 Index Options, Exercise Price: $6,000.00, Expiration Date: 12/31/24	7.2%
Avangrid, Inc.	1.9%
Marathon Oil Corp.	1.6%
Squarespace, Inc. - Class A	1.4%
Stericycle, Inc.	1.4%
Smartsheet, Inc. - Class A	1.3%
Kellanova	1.0%
HashiCorp, Inc. - Class A	1.0%
Nuvei Corp.	0.7%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
S&P 500 Index Options, Exercise Price: $5,000.00, Expiration Date: 12/31/24	23.7%
S&P 500 Index Options, Exercise Price: $6,000.00, Expiration Date: 12/31/24	7.2%
Avangrid, Inc.	1.9%
Marathon Oil Corp.	1.6%
Squarespace, Inc. - Class A	1.4%
Stericycle, Inc.	1.4%
Smartsheet, Inc. - Class A	1.3%
Kellanova	1.0%
HashiCorp, Inc. - Class A	1.0%
Nuvei Corp.	0.7%

Material Fund Change [Text Block]
Material Fund Changes
Effective March 8, 2024, Vest Financial, LLC replaced Glenmede Investment Management, LP as Sub-Advisor to the Fund.
This is a summary of certain planned changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus at https://www.firsttrustcapital.com/fund-literature/ or upon request at (877) 779-1999.

Material Fund Change Adviser [Text Block]	Effective March 8, 2024, Vest Financial, LLC replaced Glenmede Investment Management, LP as Sub-Advisor to the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain planned changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus at https://www.firsttrustcapital.com/fund-literature/ or upon request at (877) 779-1999.

Updated Prospectus Phone Number	(877) 779-1999
Updated Prospectus Web Address	https://www.firsttrustcapital.com/fund-literature/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000239642 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Multi-Strategy Fund
Class Name	Class C
Trading Symbol	FTMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Multi-Strategy Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsttrustcapital.com/fund-literature/. You can also request this information by contacting us at (877) 779-1999.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(877) 779-1999
Additional Information Website	https://www.firsttrustcapital.com/fund-literature/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Multi-Strategy Fund (Class C/FTMCX)	$274	2.63%

Expenses Paid, Amount	$ 274
Expense Ratio, Percent	2.63%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The First Trust Multi-Strategy Fund (the “Multi-Strategy Fund”) focuses on maintaining an alternative return profile with minimal correlation to stock and bond markets while targeting a 6.00% annual distribution yield. To achieve these goals, the Multi-Strategy Fund employs three core strategies: merger arbitrage, option writing, and structured debt. The merger arbitrage strategy contributed a 2.54% return despite regulatory challenges, benefiting from careful deal selection with a median ‘deal spread’ yield of 8.5% and a 63-day average position duration. The option writing strategy returned 3.48%, profiting from favorable volatility conditions and rising equity prices. The VIX curve coming into the year led to a lower volatility risk premium (VRP) than historically expected for the strategy, leading to a smaller upside capture relative the equity markets. Structured debt yielded a 4.67% return, with a high-quality, short-duration credit portfolio primarily in BBB and BB CLO tranches, which currently yields an average 10.0% coupon. There were no material detracting strategies during the period as all three achieved positive returns. Each strategy not only met the Fund’s return objectives, but also contributed to its diversification, supporting the Fund’s overall strategic goal.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
First Trust Multi-Strategy Fund (Class C/FTMCX)[1]	7.56%	3.24%	3.16%
First Trust Multi-Strategy Fund (Class C/FTMCX) - excluding sales load[1]	8.56%	3.24%	3.16%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
Blended Benchmark Index (50% S&P 500 Index/50% Bloomberg U.S. Aggregate Bond Index)[2]	23.48%	8.22%	7.74%
ICE BofA Merrill Lynch 3-Month US Treasury Bill Index[2]	5.49%	2.33%	1.66%
1
Class C shares commenced operations on November 14, 2022.  The performance figures for Class C shares include the performance for the Class I shares for the periods prior to the inception date of Class C shares, adjusted for the difference in Class C shares and Class I shares expenses. Class C shares impose higher expenses than Class I shares.

2
Effective July 1, 2024, the Fund replaced the ICE BofA Merrill Lynch 3 Month US Treasury Bill Index as the Fund’s primary performance benchmark with the Bloomberg U.S. Aggregate Bond Index in order to satisfy a change in regulatory requirements. The Fund also introduced a new secondary performance benchmark, the 50% S&P 500 Index/50% Bloomberg U.S. Aggregate Bond Index. First Trust Capital Management L.P., the Fund’s Advisor, believes the 50% S&P 500 Index/50% Bloomberg U.S. Aggregate Bond Index is an appropriate benchmark for the strategy employed by the Fund, provides similar information to the prior benchmark index, and delivers better value to shareholders.

Performance Inception Date	Nov. 14, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 1, 2024, the Fund replaced the ICE BofA Merrill Lynch 3 Month US Treasury Bill Index as the Fund’s primary performance benchmark with the Bloomberg U.S. Aggregate Bond Index in order to satisfy a change in regulatory requirements. The Fund also introduced a new secondary performance benchmark, the 50% S&P 500 Index/50% Bloomberg U.S. Aggregate Bond Index. First Trust Capital Management L.P., the Fund’s Advisor, believes the 50% S&P 500 Index/50% Bloomberg U.S. Aggregate Bond Index is an appropriate benchmark for the strategy employed by the Fund, provides similar information to the prior benchmark index, and delivers better value to shareholders.
Material Change Date	Mar. 08, 2024
Net Assets	$ 530,545,045
Holdings Count | Holding	285
Advisory Fees Paid, Amount	$ 3,774,534
Investment Company Portfolio Turnover	215.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$530,545,045
Total number of portfolio holdings	285
Total advisory fees paid (net)	$3,774,534
Portfolio turnover rate as of the end of the reporting period	215%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
S&P 500 Index Options, Exercise Price: $5,000.00, Expiration Date: 12/31/24	23.7%
S&P 500 Index Options, Exercise Price: $6,000.00, Expiration Date: 12/31/24	7.2%
Avangrid, Inc.	1.9%
Marathon Oil Corp.	1.6%
Squarespace, Inc. - Class A	1.4%
Stericycle, Inc.	1.4%
Smartsheet, Inc. - Class A	1.3%
Kellanova	1.0%
HashiCorp, Inc. - Class A	1.0%
Nuvei Corp.	0.7%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
S&P 500 Index Options, Exercise Price: $5,000.00, Expiration Date: 12/31/24	23.7%
S&P 500 Index Options, Exercise Price: $6,000.00, Expiration Date: 12/31/24	7.2%
Avangrid, Inc.	1.9%
Marathon Oil Corp.	1.6%
Squarespace, Inc. - Class A	1.4%
Stericycle, Inc.	1.4%
Smartsheet, Inc. - Class A	1.3%
Kellanova	1.0%
HashiCorp, Inc. - Class A	1.0%
Nuvei Corp.	0.7%

Material Fund Change [Text Block]
Material Fund Changes
Effective March 8, 2024, Vest Financial, LLC replaced Glenmede Investment Management, LP as Sub-Advisor to the Fund.
Effective November 18, 2024, the Fund’s Class C shares will convert automatically to Class A shares of the Fund on a monthly basis in the month of the 7-year anniversary (or the following month if the 7-year anniversary is after the last business day of the month) of the Class C shares’ purchase date.
This is a summary of certain planned changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus at https://www.firsttrustcapital.com/fund-literature/ or upon request at (877) 779-1999.

Material Fund Change Adviser [Text Block]	Effective March 8, 2024, Vest Financial, LLC replaced Glenmede Investment Management, LP as Sub-Advisor to the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain planned changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus at https://www.firsttrustcapital.com/fund-literature/ or upon request at (877) 779-1999.

Updated Prospectus Phone Number	(877) 779-1999
Updated Prospectus Web Address	https://www.firsttrustcapital.com/fund-literature/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.

[1]	The Class C commenced operations on January 31, 2024. If the Class C had been operational for the entire annual period of October 1, 2023 to September 30, 2024, expenses would have been higher.